RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended
	Dec. 16, 2023	May 27, 2023	Mar. 31, 2023	Jun. 30, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt maturity date description	the maturity date was extended to January 31, 2024	the maturity date was extended to December 16, 2023
Accrued interest	$ 18,000
Two Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loan amount			$ 20,000	$ 15,000
Debt interest rate percentage			8.00%	8.00%
Debt maturity date			Jun. 14, 2023	Sep. 02, 2023
Debt maturity date description			In June 2023, the maturity of this note was extended to September 14, 2023. In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024.	In September the maturity date was extended to December 15, 2023. In December 2023, the maturity was extended to February 15, 2024.
Principal amount			$ 21,280	$ 15,868
Accrued interest			$ 1,280	$ 868